UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Compass Advisory Group LLC
Address:    213 Overlook Circle
            Suite A-1
            Brentwood, TN 37027

Form 13F File Number: 028-13381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ed McConnell
Title:   Chief Compliance Officer
Phone:   770.514.1617

Signature, Place, and Date of Signing:

/s/ H. Edward McConnell, III       Brentwood, Tennessee         11-13-2009
----------------------------     ------------------------     --------------
     (Signature)                      (City, State)               (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   19

Form 13F Information Table Value Total:   $195,713 (thousands)

List of Other Included Managers:	  none


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                                                         FORM 13F                                   09/30/2009
                                     REPORTING MANAGER: Compass Advisory Group LLC


COL 1                              COL 2          COL 3     COL 4          COL 5       COL 6    COL 7       COL 8
NAME OF ISSUER                     TITLE          CUSIP     FAIR         SHARES OR   INVESTMNT  OTHER      VOTING
                                     OF           NUMBER   MKT VALUE     PRINCIPAL    DISCRE-   MGRS      AUTHORITY
                                   CLASS                   (000'S)        AMOUNT       TION             SOLE     NONE
---------------                -------------    --------   ---------  -------------  ---------  -----  ----------------

ISHARES TR INDEX               BARCLY USAGG B   464287226   25,087     240,644  SH     SOLE    NONE    52,314   188,330
VANGUARD BD INDEX FD INC       TOTAL BND MKT    921937835    2,052      25,973  SH     SOLE    NONE    24,122     1,851
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516    5,112      87,494  SH     SOLE    NONE    37,936    49,558
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105   22,084   1,001,108  SH     SOLE    NONE   140,904   860,204
POWERSHARES G10 CURCY HAR      COM UT BEN INT   73935Y102   23,545   1,023,235  SH     SOLE    NONE   134,203   889,032
WISDOMTREE TRUST               INTL REAL EST    97717W331    5,879     206,220  SH     SOLE    NONE    30,762   175,458
WISDOMTREE TRUST               DEFA FD          97717W703   11,106     240,804  SH     SOLE    NONE    38,647   202,157
ISHARES TR INDEX               MSCI EAFE IDX    464287465      844      15,435  SH     SOLE    NONE    12,485     2,950
ISHARES TR INDEX               COHEN&ST RLTY    464287564   12,714     261,488  SH     SOLE    NONE    39,170   222,318
ISHARES TR INDEX               RUSSELL 2000     464287655      410       6,799  SH     SOLE    NONE     2,999     3,800
POWERSHARES GLOBAL ETF FD      S&P 500 BUYWRT   73936G308   22,181   1,105,193  SH     SOLE    NONE   152,196   952,997
POWERSHARES GLOBAL ETF TRUST   DEV INTL OPP     73936T805   17,464   1,094,901  SH     SOLE    NONE   167,472   927,429
ISHARES TR                     US PFD STK IDX   464288687      457      12,747  SH     SOLE    NONE    11,576     1,171
POWERSHARES GLOBAL ETF TRUST   AGG PFD PORT     73936T565    9,351     695,261  SH     SOLE    NONE   116,941   578,320
POWERSHARES ETF TRUST          FTSE RAFI 1000   73935X583    9,144     194,425  SH     SOLE    NONE    33,098   161,327
POWERSHARES ETF TRUST          DYNAMIC MKT PT   73935X104   14,914     415,072  SH     SOLE    NONE    64,991   350,081
POWERSHARES GLOBAL ETF TRUST   EMER MRKT PORT   73936T763    5,865     273,313  SH     SOLE    NONE    41,132   232,181
POWERSHARES ETF TRUST          ZACKS SML PORT   73935X674    5,127     300,331  SH     SOLE    NONE    48,182   252,149
SPDR TR                        UNIT SER 1       78462F103    2,377      22,514  SH     SOLE    NONE     6,414    16,100



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